CONCENTRATIONS AND RISKS (Details - Concentration by accounts receivable) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
DisclosureLineElements [Line Items]
Total accounts receivable	$ 27,270	$ 7,692
Customer A [Member]
DisclosureLineElements [Line Items]
Total accounts receivable	2,968
Customer B [Member]
DisclosureLineElements [Line Items]
Total accounts receivable	5,152
Customer C [Member]
DisclosureLineElements [Line Items]
Total accounts receivable	6,590
Customer D [Member]
DisclosureLineElements [Line Items]
Total accounts receivable	$ 2,964
Customer E [Member]
DisclosureLineElements [Line Items]
Total accounts receivable		$ 2,204